U.S. Prime Brokerage Event	12 Months Ended
Mar. 31, 2021
Floor Brokerage, Exchange and Clearance Fees [Abstract]
U.S. Prime Brokerage Event
23. U.S. Prime Brokerage Event
An event had occurred at Nomura’s subsidiaries, including U.S. subsidiary Nomura Global Financial Products Inc., with a U.S. client, resulting in losses of
¥245,749 million (approximately $2,317
 million) in its consolidated statements of income for the year ended March 31, 2021. The losses were caused by the U
.
S
.
client’s default on margin calls against prime brokerage transactions. The losses arose primarily through liquidation of the hedges we held against the transactions and also through recognition of additional allowances for credit losses against our loan to the client. The losses are reported within
Net gain on trading
in the amount of
¥(204,188)
million and in
Non-interest expenses—Other
in the amount of
 ¥41,561
million in the consolidated statements of income.
Subsequent events
Nomura has completed the unwinding of all its positions related to this event as of May 17, 2021. The losses arising from transactions with a U.S. client on and after April 1, 2021 are approximately
¥
65
billion (approximately $
600 million.)